Severance Pay Obligations, Net - Schedule of Principal Actuarial Assumptions (Details)	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Discount rate	3.41%	2.80%
Future salary increases	4.00%	4.50%